5. Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues Tables Abstract
Revenues
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Revenues from Resolution 19, SGE Resolution 70/2018,Resolution 95/2013 and amendments	12,667,903	9,134,802	6,616,864
Sales under contracts	896,802	273,285	215,479
Steam sales	245,950	230,481	211,696
Resale of gas transport and distribution capacity	193,889	-	-
Revenues from CVO thermal plant management	260,826	-	-
	14,265,370	9,638,568	7,044,039